Finance costs and fair value change in derivative instruments - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Detailed Information About Finance Cost And Fair Value Change in Derivative Instruments [Abstract]
Unwinding income on trade receivables of financial assets	₨ 301	₨ 504	₨ 441
Trade receivables outstanding amount	₨ 157	₨ 1,664